Share-Based Compensation Plans - Summary of Movements in the Number of Share Options Outstanding and Weighted Average Exercise Price (Detail) - Equity Based Compensation Plan [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Disclosure Of Movements of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Begining Balance, Average exercise price per share option | € / shares		€ 11.54	€ 11.88	€ 12.09
Forfeited, Average exercise price per share option | € / shares		12.96	13.33	16.32
Exercised, Average exercise price per share option | € / shares		6.07	5.97	6.11
Ending Balance, Average exercise price per share option | (per share)	$ 11.88	€ 11.22	€ 11.54	€ 11.88
Beginning balance, Number of options	15,165,029	15,165,029	19,049,997	20,348,470
Forfeited, Number of options	(3,607,512)	(3,607,512)	(3,825,908)	(1,151,022)
Exercised, Number of options	(274,652)	(274,652)	(59,060)	(147,451)
Ending Balance, Number of options	11,282,865	11,282,865	15,165,029	19,049,997